CONSOLIDATED STATEMENTS OF INCOME (Q2) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
INTEREST INCOME
Loans, including fees	$ 21,652,221	$ 10,747,217	$ 39,880,101	$ 20,962,823
Securities and interest-bearing deposits at other financial institutions	1,197,577	692,223	2,246,933	1,353,043
Federal funds sold and other earning assets	143,586	78,049	244,404	150,946
Total interest income	22,993,384	11,517,489	42,371,438	22,466,812
INTEREST EXPENSE
Deposits	3,237,891	1,241,551	5,639,354	2,339,089
Securities sold under agreements to repurchase	10,913	15,588	23,408	31,539
Federal Home Loan Bank advances and other borrowings	206,558	11,682	359,334	27,156
Total interest expense	3,455,362	1,268,821	6,022,096	2,397,784
Net interest income before provision for loan losses	19,538,022	10,248,668	36,349,342	20,069,028
Provision for loan losses	616,602	298,033	1,305,397	310,482
Net interest income after provision for loan losses	18,921,420	9,950,635	35,043,945	19,758,546
NONINTEREST INCOME
Customer service fees	556,891	290,626	1,134,894	555,299
Loss on sale of securities	(1,200)	0	(1,200)	0
Gain on sale of loans and other assets	321,584	405,418	646,928	680,583
Interchange and debit card transaction fees	121,219	223,329	266,754	415,722
Other noninterest income	578,715	332,634	985,025	542,674
Total noninterest income	1,577,209	1,252,007	3,032,401	2,194,278
NONINTEREST EXPENSES
Salaries and employee benefits	7,648,556	4,757,618	14,824,901	9,404,367
Net occupancy and equipment expense	1,521,687	962,593	3,055,100	1,941,052
Depository insurance	317,409	60,987	419,213	214,286
Sale of foreclosed assets and related expense	239,634	11,508	429,061	25,585
Advertising	214,632	129,398	399,107	293,659
Data processing	600,448	475,343	1,126,756	808,558
Professional services	918,135	473,351	1,816,495	1,043,192
Amortization of intangible assets	228,866	61,071	416,623	113,648
Service contracts	491,774	312,905	970,381	608,534
Merger expenses	1,122,976	419,992	1,620,716	419,992
Other operating expenses	1,968,249	1,163,896	3,416,505	2,116,265
Total noninterest expenses	15,272,366	8,828,662	28,494,858	16,989,138
Income before income tax expense	5,226,263	2,373,980	9,581,488	4,963,686
Income tax expense	1,294,707	725,694	2,235,162	1,671,548
Net income	3,931,556	1,648,286	7,346,326	3,292,138
Preferred stock dividends	0	0	0	195,000
Net income available to common shareholders	$ 3,931,556	$ 1,648,286	$ 7,346,326	$ 3,097,138
EARNINGS PER COMMON SHARE
Basic (in dollars per share)	$ 0.32	$ 0.20	$ 0.63	$ 0.39
Diluted (in dollars per share)	$ 0.32	$ 0.20	$ 0.62	$ 0.39
Weighted average common shares outstanding
Basic (in shares)	12,201,185	8,216,567	11,708,746	7,872,609
Diluted (in shares)	12,320,498	8,325,538	11,822,497	7,977,282